NOTES PAYABLE - CONVERTIBLE PROMISSORY NOTES (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2012	Oct. 31, 2011
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term Convertible Promissory Notes – Principal Value – Issued	$17,271,703
Principal payments on Bridge Notes	(2,124,851)
Short-term Convertible Promissory Note Conversions	(9,890,228)
Bridge Note Exchanges	20,952
Original Issue Discount, net of accreted interest	(456,547)
Fair Value of Attached Warrants at issuance	(5,514,180)
Fair Value of Embedded Derivatives at issuance	(6,034,500)
Accreted interest on embedded derivative and warrant liabilities	10,846,613

Convertible Notes- as of April 30, 2012	$4,118,962
Embedded Derivatives Liability at April 30, 2012	137,749
Notes Payable – convertible promissory notes and fair value of embedded derivative	$4,256,711

Short-term Convertible Promissory Notes – Principal Value - Issued	$16,039,350
Principal payments on Bridge Notes	(2,071,910)
Short-term Convertible Promissory Note Conversions	(5,704,169)
Bridge Note Exchanges	(26,357)
Original Issue Discount, net of accreted interest	(1,300,347)
Fair Value of Attached Warrants at issuance	(5,234,373)
Fair Value of Embedded Derivatives at issuance	(5,727,932)
Accreted interest on embedded derivative and warrant liabilities	8,170,990

Convertible Notes- as of October 31, 2011	$4,145,252
Embedded Derivatives Liability at October 31, 2011	946,046
Short-Term Convertible Promissory Notes and fair value of embedded derivative	$5,091,298